Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Categories of financial assets [abstract]
Debt securities at amortised cost	£ 61,700	£ 56,749
Reverse repurchase agreements and other similar secured lending	4,724	2,594
Categories of financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing	(52,352)	(41,601)
Debt securities in issue	(96,772)	(96,825)
Subordinated liabilities	(11,795)	(10,494)	£ (11,423)
Fair value
Categories of financial assets [abstract]
Debt securities at amortised cost	60,738	55,437
Loans and advances at amortised cost	333,405	334,706
Reverse repurchase agreements and other similar secured lending	4,724	2,594
Categories of financial liabilities [abstract]
Deposits at amortised cost	(557,528)	(538,502)
Repurchase agreements and other similar secured borrowing	(52,352)	(41,601)
Debt securities in issue	(98,656)	(98,123)
Subordinated liabilities	(12,242)	(10,803)
Carrying amount
Categories of financial assets [abstract]
Debt securities at amortised cost	61,700	56,749
Loans and advances at amortised cost	337,809	342,747
Reverse repurchase agreements and other similar secured lending	4,724	2,594
Categories of financial liabilities [abstract]
Deposits at amortised cost	(557,452)	(538,789)
Repurchase agreements and other similar secured borrowing	(52,352)	(41,601)
Debt securities in issue	(96,772)	(96,825)
Subordinated liabilities	£ (11,795)	£ (10,494)